Note 13 - Pro- Forma Operating Income for the Six Months Ended June 30, 2013 and 2012 (Details) (USD $)	6 Months Ended
Jun. 30, 2013
Disclosure Text Block Supplement [Abstract]
Business Combination, Acquisition Related Costs	$ 4,135,316